Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries, VIEs and subsidiaries of VIEs

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2024 are set out below:

Name	Place of Incorporation	Date of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Beijing Fenghuang Ronghe Investment Co., Ltd. (“Fenghuang Ronghe”)	PRC	September 18, 2015	100%	Investment holding
Subsidiaries of VIEs:
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising
Fengqingyang (Beijing) Culture Transmission Co., Ltd. (“Fengqingyang”)	PRC	June 10, 2014	60%	Advertising
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Advertising and paid services
Beijing Fengyue Culture Technology Co., Ltd. (“Fengyue Culture”)	PRC	January 19, 2017	100%	Paid services
Hainan Lefeng Culture Communication Co., Ltd. (“Lefeng”)	PRC	December 30, 2020	100%	Advertising
Fenghuang Feiyang (Guangzhou) International Culture Communication Co., Ltd.(“Feiyang Guangzhou”)	PRC	September 29, 2022	100%	Advertising

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs and their subsidiaries (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	110,958	64,336
Term deposits and short-term investments	167,097	29,611
Accounts receivable, net	84,809	101,022
Amounts due from related parties	31,204	5,666
Amounts due from inter-company entities	55,006	206,412
Other current assets	16,668	18,109
Current assets	465,742	425,156
Equity investments, net	88,221	72,436
Deferred income tax assets, net	27,841	24,588
Operating lease right-of-use assets, net	28,486	17,491
Other non-current assets	26,215	19,091
Non-current assets	170,763	133,606
Total assets	636,505	558,762
Accounts payable	37,310	44,299
Amounts due to related parties	6,106	11,473
Amounts due to inter-company entities	789,452	743,143
Advances from customers	21,423	18,316
Taxes payable	72,581	75,259
Salary and welfare payable	37,440	36,554
Accrued expenses and other current liabilities	56,548	42,960
Current liabilities	1,020,860	972,004
Non-current liabilities	29,870	17,305
Total liabilities	1,050,730	989,309

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues	376,120	340,421	348,228
Gross profit	112,851	103,852	104,563
Net loss	(43,898)	(41,008)	(15,716)

Notes:

(1)
For the years ended December 31, 2022, 2023 and 2024, the VIEs have incurred revenues of RMB26.4 million, RMB40.1 million and RMB11.4 million, respectively, derived from inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as fees, which have been eliminated upon consolidation.
(2)
For the years ended December 31, 2022, 2023 and 2024, the VIEs have incurred costs of RMB13.5 million, RMB23.0 million and RMB67.3 million, respectively, related to technical services provided by the inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as revenues, which have been eliminated upon consolidation.

1. Organization and Principal Activities (Continued)

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash flow from operating activities：
Net cash provided by/(used in) transactions with inter-company entities	45,768	(4,885)	(213,117)
Net cash (used in)/provided by transactions with other entities	(62,108)	5,180	79,204
Net cash (used in)/provided by operating activities	(16,340)	295	(133,913)
Cash flow from investing activities：
Loans (paid to)/collected from inter-company entities	(77,751)	72,427	(142,504)
Net cash provided by/(used in) other investing activities	79,148	(154,830)	132,248
Net cash provided by/(used in) investing activities	1,397	(82,403)	(10,256)
Cash flow from financing activities：
Proceeds from loans from inter-company entities	123	157,423	101,324
Net cash used in other financing activities	—	—	(1,076)
Net cash provided by financing activities	123	157,423	100,248